Expense Example (USD $)	0 Months Ended
Jul. 01, 2011
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	1,134
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,114
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,126
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,148
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,142
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,146
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,103
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	518
Expense Example, with Redemption, 10 Years	1,159
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	527
Expense Example, with Redemption, 10 Years	1,181
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,148
(Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	305
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	805
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	785
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	348
Expense Example, with Redemption, 10 Years	797
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	820
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	814
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	355
Expense Example, with Redemption, 10 Years	818
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	774
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	831
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	854
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	820
(Dow Jones Target Date Funds - Institutional) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	212
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,385
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,366
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,377
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	621
Expense Example, with Redemption, 10 Years	1,399
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,393
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	1,396
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,355
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	1,410
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,431
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	621
Expense Example, with Redemption, 10 Years	1,399
(Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	361
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	670
Expense Example, with Redemption, 3 Years	892
Expense Example, with Redemption, 5 Years	1,132
Expense Example, with Redemption, 10 Years	1,819
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	677
Expense Example, with Redemption, 3 Years	869
Expense Example, with Redemption, 5 Years	1,186
Expense Example, with Redemption, 10 Years	1,862
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	986
Expense Example, with Redemption, 10 Years	2,150
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	890
Expense Example, with Redemption, 5 Years	1,126
Expense Example, with Redemption, 10 Years	1,800
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	679
Expense Example, with Redemption, 3 Years	867
Expense Example, with Redemption, 5 Years	1,180
Expense Example, with Redemption, 10 Years	1,843
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	980
Expense Example, with Redemption, 10 Years	2,132
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	673
Expense Example, with Redemption, 3 Years	893
Expense Example, with Redemption, 5 Years	1,131
Expense Example, with Redemption, 10 Years	1,811
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	680
Expense Example, with Redemption, 3 Years	870
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	1,854
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	570
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	2,143
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	898
Expense Example, with Redemption, 5 Years	1,140
Expense Example, with Redemption, 10 Years	1,832
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	681
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,194
Expense Example, with Redemption, 10 Years	1,875
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	994
Expense Example, with Redemption, 10 Years	2,163
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	667
Expense Example, with Redemption, 3 Years	892
Expense Example, with Redemption, 5 Years	1,134
Expense Example, with Redemption, 10 Years	1,826
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	868
Expense Example, with Redemption, 5 Years	1,188
Expense Example, with Redemption, 10 Years	1,869
(Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	568
Expense Example, with Redemption, 5 Years	988
Expense Example, with Redemption, 10 Years	$ 2,158